Note 18 - Dividends	12 Months Ended
Dec. 31, 2012
Dividends [Text Block]
NOTE 18 - DIVIDENDS

There are no current plans to initiate payment of cash dividends and future dividend policy will depend on the Company’s earnings, capital requirements, financial condition and other factors considered relevant by the Board of Directors.   The Bank’s ability to pay dividends to the Company is restricted by the laws and regulations of the State of South Carolina. Generally, these restrictions require the Bank to obtain the prior written consent of the South Carolina Commissioner of Banking to pay dividends.

Under the terms of the Indenture relating to its junior subordinated debentures, as a consequence of deferral of interest payments, the Company has agreed not to declare or pay dividends or distributions on, or redeem, purchase, acquire or make a liquidation payment with respect to its common stock, subject to certain exceptions, including the issuance of stock dividends.  See Note 11 for further information about the junior subordinated debentures and the deferral of interest payments.